SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 14:-SHAREHOLDERS' EQUITY

The ordinary shares of the Company are traded on the Nasdaq Global Select Market, under the symbol "CRNT".

a.General:

The ordinary shares entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company, and to receive dividends, if declared.

b.Stock options plans:

1.In 2003, the Company adopted a share option plan (the "Plan"). Under the Plan, options and Restricted Share Units ("RSUs") may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years. The options expire between six to ten years from the date of grant. In December 2012, the Company extended the term of the Plan for an additional period of ten years.

Upon adoption of the Plan, the Company reserved for issuance 8,639,000 ordinary shares in accordance with the respective terms thereof. From the adoption of the plan until December 31, 2020 the board of the company approved to reserve an additional amount of 16,256,688 ordinary shares. Any options or RSU's, which are canceled or forfeited before the expiration date, become available for future grants. As of December 31, 2020, the Company has 1,133,883 Ordinary shares available for future grant under the Plan.

2.On September 6, 2010, the Company's board of directors amended the Plan so as to enable to grant RSUs pursuant to such Plan.

3.The following table summarizes the activities for the Company’s stock options for the year ended December 31, 2020:

	Year ended December 31, 2020
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	7,075,600	$3.64	3.30	$1,366
Granted	1,241,930	2.32
Exercised	(851,958)	1.44
Forfeited or expired	(1,226,843)	4.36

Outstanding at end of the year	6,238,729	$3.52	3.17	$2,654

Options exercisable at end of the year	4,017,763	$4.05	2.19	$1,938

Vested and expected to vest	5,806,504	$3.59	3.02	$2,502

F - 37

CERAGON NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 14:-SHAREHOLDERS' EQUITY (Cont.)

The weighted average fair value of options granted during 2018, 2019 and 2020 was $1.79, $1.39 and $1.06, respectively.

The intrinsic value of options exercised during the years ended December 31, 2018, 2019 and 2020 was $4,617, $626 and $770, respectively.

The following table summarizes the activities for the Company’s RSUs for the year ended December 31, 2020:

	Year ended December 31, 2020
	Number of RSUs	Aggregate intrinsic value

Unvested at beginning of year	373,623	$785
Granted	160,100
Vested	(188,603)
Forfeited	(35,134)

Unvested at end of the year	309,986	862

Vested and expected to vest	231,013	$642

The weighted average fair value at grant date of RSUs granted during 2018, 2019 and 2020 was $3.23 $2.79 and $2.11, respectively.

As of December 31, 2020, the total unrecognized estimated compensation cost related to non-vested stock options and RSU`s granted prior to that date was $ 1,730, which is expected to be recognized over a weighted average period of approximately one year.

The following is a summary of the Company's stock options and RSUs granted separated into ranges of exercise price:

Exercise price (range)	Options and RSUs outstanding as of December 31, 2020	Weighted average remaining contractual life (years) for outstanding options	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2020	Weighted average remaining contractual life (years) for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	309,986	-	0.00	-	-	0.00
0.01-2.00	883,864	0.87	1.24	853,245	0.74	1.22
2.01-4.00	4,291,793	4.11	2.62	2,155,157	3.26	2.70
4.01-6.00	302,654	2.69	4.59	248,943	2.37	4.67
6.01-8.00	15,000	1.75	6.21	15,000	1.75	6.21
8.01-10.00	365,668	1.31	8.92	365,668	1.31	8.92
10.01-13.04	379,750	0.14	12.80	379,750	0.14	12.80

	6,548,715			4,017,763

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CERAGON NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 14:-SHAREHOLDERS' EQUITY (Cont.)

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2018, 2019 and 2020, was comprised as follows:

	Year ended December 31,
	2018	2019	2020

Cost of revenues	$42	$71	$110
Research and development	313	366	243
Selling and marketing	640	708	545
General and administrative	985	908	764

Total share-based compensation expenses	$1,980	$2,053	$1,662

c.Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS or in foreign currency subject to any statutory limitations. The Company does not intend to pay cash dividends in the foreseeable future.